Old Mutual Funds II
Supplement Dated November 17, 2008

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 28, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Fund Reorganizations -- Old Mutual Mid-Cap Fund, Old Mutual Small Cap Fund, Old Mutual Developing Growth Fund and Old Mutual Select Growth Fund

It is proposed that certain series portfolios of the Trust (each a “Target Fund” and, together, the “Target Funds”) be reorganized with and into certain other series portfolios of the Trust with similar investment objectives and policies (each an “Acquiring Fund” and, together, the “Acquiring Funds”) in an effort to eliminate redundancies and improve operating efficiencies.  The proposed reorganizations are as follows:

Target Fund	Acquiring Fund
Old Mutual Mid-Cap Fund	Old Mutual TS&W Mid-Cap Value Fund
Old Mutual Small Cap Fund	Old Mutual TS&W Small Cap Value Fund
Old Mutual Developing Growth Fund	Old Mutual Strategic Small Company Fund
Old Mutual Select Growth Fund	Old Mutual Large Cap Growth Fund

The Board of Trustees of the Trust (the “Board”) approved the reorganization of each Target Fund into the corresponding Acquiring Fund.  Shareholders of each Target Fund as of the close of business on December 10, 2008 (the “record date”) will be asked to approve the reorganization at a shareholder meeting to be held on or about February 27, 2009.  If approved by shareholders, and other closing conditions are satisfied, all of the assets and liabilities of the Target Fund will become the assets and liabilities of the corresponding Acquiring Fund and shareholders in the Target Fund will become shareholders in the Acquiring Fund. The value of each Target Fund shareholder’s account in the corresponding Acquiring Fund immediately after the Reorganization will be equal to the value of such shareholder’s account with the Target Fund immediately prior to the Reorganization.  Target Fund shareholders are not expected to be subject to Federal income taxes as a direct result of the Reorganization.  Each Reorganization is expected to be effective on or around the close of business on March 6, 2009.

Shareholders of each Target Fund on the record date will receive a combined Prospectus/Proxy Statement providing notice of the shareholders meeting and details regarding the proposed Reorganization of the applicable Target Fund.  The combined Prospectus/Proxy Statement will also be available on the Securities and Exchange Commission’s website at http://www.sec.gov or by contacting Old Mutual Funds at 888-772-2888.

Effective on or about March 31, 2009, Liberty Ridge Capital, Inc. (“Liberty Ridge”) will cease providing sub-advisory services to the Old Mutual Mid-Cap Fund and Old Mutual Small Cap Fund.  If the reorganization of either the Old Mutual Mid-Cap Fund or the Old Mutual Small Cap Fund is not consummated, Old Mutual Capital, Inc. (“Old Mutual Capital”), the investment adviser to each Fund, will seek a replacement sub-adviser or make other arrangements for continuous portfolio management services to be provided to the Fund.

Old Mutual Strategic Small Company Fund

The Board has approved the addition of Ashfield Capital Partners, LLC (“Ashfield”) as a new sub-adviser to the Old Mutual Strategic Small Company Fund.  Shareholders of the Old Mutual Strategic Small Company Fund as of the close of business on December 10, 2008 will be asked to approve the addition of Ashfield at a shareholder meeting to be held on or about February 20, 2009.  If approved by shareholders, Ashfield would begin providing sub-advisory services to a portion of the Strategic Small Company Fund’s assets on or about February 28, 2009.  The Board has also approved the termination of Liberty Ridge as a sub-adviser to the Old Mutual Strategic Small Company Fund, which will be effective the earlier of the date Ashfield’s appointment as a new sub-adviser becomes effective and March 31, 2009.

Ashfield is a Delaware limited liability company located at 750 Battery Street, Suite 600, San Francisco, California 94111.  Ashfield is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Ashfield provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public funds, multi-employer pension plans, endowments and foundations.  Ashfield managed approximately $3.7 billion in assets as of September 30, 2008.

Shareholders of the Old Mutual Strategic Small Company Fund as of December 10, 2008 will receive a proxy statement providing notice of the shareholder meeting and details regarding the proposal.  The proxy statement is also available on the Securities and Exchange Commission’s website at http://www.sec.gov or by contacting Old Mutual Funds at 888-722-2888.

Old Mutual Focused Fund

Effective on or about March 31, 2009, Liberty Ridge will cease providing sub-advisory services to the Old Mutual Focused Fund.  A proposal regarding a replacement sub-adviser or other arrangements for continuous portfolio management will be made to shareholders of the Old Mutual Focused Fund on or around March 31, 2009.

Old Mutual Developing Growth Fund

The following is added to the text under the “The Investment Adviser and Sub-Advisers – The Portfolio Managers – Old Mutual Developing Growth Fund – Ashfield” section of the Prospectus on page 92:

Jeffrey A. Johnson joined Ashfield in 2004 and currently serves as Associate Portfolio Manager/Analyst.  Before joining Ashfield, he served as Life Agent for New York Life and worked in sales and product development at TradeSports.com.  He is a member of the Small Cap Growth Equity, Mid Cap Growth Equity, and SMID Cap Growth Equity investment teams, and his role emphasizes quantitative analysis. Mr. Johnson obtained a B.A. degree in Statistics from Harvard University.

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Distributed by Old Mutual Investment Partners
R-08-404 11/2008

Old Mutual Funds II
Supplement Dated November 17, 2008

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 28, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Fund Reorganizations -- Old Mutual Mid-Cap Fund, Old Mutual Small Cap Fund, Old Mutual Developing Growth Fund and Old Mutual Select Growth Fund

It is proposed that certain series portfolios of the Trust (each a “Target Fund” and, together, the “Target Funds”) be reorganized with and into certain other series portfolios of the Trust with similar investment objectives and policies (each an “Acquiring Fund” and, together, the “Acquiring Funds”) in an effort to eliminate redundancies and improve operating efficiencies.  The proposed reorganizations are as follows:

Target Fund	Acquiring Fund
Old Mutual Mid-Cap Fund	Old Mutual TS&W Mid-Cap Value Fund
Old Mutual Small Cap Fund	Old Mutual TS&W Small Cap Value Fund
Old Mutual Developing Growth Fund	Old Mutual Strategic Small Company Fund
Old Mutual Select Growth Fund	Old Mutual Large Cap Growth Fund

The Board of Trustees of the Trust (the “Board”) approved the reorganization of each Target Fund into the corresponding Acquiring Fund.  Shareholders of each Target Fund as of the close of business on December 10, 2008 (the “record date”) will be asked to approve the reorganization at a shareholder meeting to be held on or about February 27, 2009.  If approved by shareholders, and other closing conditions are satisfied, all of the assets and liabilities of the Target Fund will become the assets and liabilities of the corresponding Acquiring Fund and shareholders in the Target Fund will become shareholders in the Acquiring Fund. The value of each Target Fund shareholder’s account in the corresponding Acquiring Fund immediately after the Reorganization will be equal to the value of such shareholder’s account with the Target Fund immediately prior to the Reorganization.  Target Fund shareholders are not expected to be subject to Federal income taxes as a direct result of the Reorganization.  Each Reorganization is expected to be effective on or around the close of business on March 6, 2009.

Shareholders of each Target Fund on the record date will receive a combined Prospectus/Proxy Statement providing notice of the shareholders meeting and details regarding the proposed Reorganization of the applicable Target Fund.  The combined Prospectus/Proxy Statement will also be available on the Securities and Exchange Commission’s website at http://www.sec.gov or by contacting Old Mutual Funds at 888-772-2888.

Effective on or about March 31, 2009, Liberty Ridge Capital, Inc. (“Liberty Ridge”) will cease providing sub-advisory services to the Old Mutual Mid-Cap Fund and Old Mutual Small Cap Fund.  If the reorganization of either the Old Mutual Mid-Cap Fund or the Old Mutual Small Cap Fund is not consummated, Old Mutual Capital, Inc. (“Old Mutual Capital”), the investment adviser to each Fund, will seek a replacement sub-adviser or make other arrangements for continuous portfolio management services to be provided to the Fund.

Old Mutual Strategic Small Company Fund

The Board has approved the addition of Ashfield Capital Partners, LLC (“Ashfield”) as a new sub-adviser to the Old Mutual Strategic Small Company Fund.  Shareholders of the Old Mutual Strategic Small Company Fund as of the close of business on December 10, 2008 will be asked to approve the addition of Ashfield at a shareholder meeting to be held on or about February 20, 2009.  If approved by shareholders, Ashfield would begin providing sub-advisory services to a portion of the Strategic Small Company Fund’s assets on or about February 28, 2009.  The Board has also approved the termination of Liberty Ridge as a sub-adviser to the Old Mutual Strategic Small Company Fund, which will be effective the earlier of the date Ashfield’s appointment as a new sub-adviser becomes effective and March 31, 2009.

Ashfield is a Delaware limited liability company located at 750 Battery Street, Suite 600, San Francisco, California 94111.  Ashfield is a majority-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital.  Ashfield provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public funds, multi-employer pension plans, endowments and foundations.  Ashfield managed approximately $3.7 billion in assets as of September 30, 2008.

Shareholders of the Old Mutual Strategic Small Company Fund as of December 10, 2008 will receive a proxy statement providing notice of the shareholder meeting and details regarding the proposal.  The proxy statement is also available on the Securities and Exchange Commission’s website at http://www.sec.gov or by contacting Old Mutual Funds at 888-722-2888.

Old Mutual Focused Fund

Effective on or about March 31, 2009, Liberty Ridge will cease providing sub-advisory services to the Old Mutual Focused Fund.  A proposal regarding a replacement sub-adviser or other arrangements for continuous portfolio management will be made to shareholders of the Old Mutual Focused Fund on or around March 31, 2009.

Old Mutual Advantage Growth Fund

The Board has approved the termination of Provident Investment Counsel, LLC as a sub-adviser to the Old Mutual Advantage Growth Fund effective November 30, 2008 (the “Effective Date”).  After the  Effective Date,  all of the Old Mutual Advantage Growth Fund’s assets will be managed by the Old Mutual Advantage Growth Fund’s other sub-adviser, Ashfield Capital Partners, LLC. As of the day following the Effective Date, all references to Provident Investment Counsel, LLC, Susan J. Perkins, and Sean C. Kraus are hereby removed.  In addition, references to sub-adviser allocations for the Old Mutual Advantage Growth Fund under the “More About the Funds – Sub-Adviser Allocations” heading on page 99 of the Prospectus are modified accordingly.

Old Mutual Developing Growth Fund

The following is added to the text under the “The Investment Adviser and Sub-Advisers – The Portfolio Managers – Old Mutual Developing Growth Fund – Ashfield” section of the Prospectus on page 104:

Jeffrey A. Johnson joined Ashfield in 2004 and currently serves as Associate Portfolio Manager/Analyst.  Before joining Ashfield, he served as Life Agent for New York Life and worked in sales and product development at TradeSports.com.  He is a member of the Small Cap Growth Equity, Mid Cap Growth Equity, and SMID Cap Growth Equity investment teams, and his role emphasizes quantitative analysis. Mr. Johnson obtained a B.A. degree in Statistics from Harvard University.

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Distributed by Old Mutual Investment Partners
R-08-405 11/2008

OLD MUTUAL FUNDS II

Supplement Dated November 17, 2008

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated July 28, 2008.  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

Old Mutual Advantage Growth Fund

The Board has approved the termination of Provident Investment Counsel, LLC as a sub-adviser to the Old Mutual Advantage Growth Fund effective November 30, 2008 (the “Effective Date”).  After the Effective Date,  all of the Old Mutual Advantage Growth Fund’s assets will be managed by the Old Mutual Advantage Growth Fund’s other sub-adviser, Ashfield Capital Partners, LLC. After the Effective Date, all references to Provident Investment Counsel, LLC, Susan J. Perkins, and Sean C. Kraus are hereby removed.

Old Mutual Developing Growth Fund

The section of Exhibit D to the SAI titled “Investments in Each Fund” is amended by adding the following:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Jeffrey A. Johnson	Developing Growth Fund	None

The section of Exhibit D to the SAI titled “Other Managed Accounts” is amended by adding the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category
Jeffrey A. Johnson	6 Other Accounts with $39 million in total assets under management.

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Distributed by Old Mutual Investment Partners
R-08-406 11/2008